Ferring Asset Purchase Agreement and Discontinued Operations (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Ferring Asset Purchase Agreement and Discontinued Operations
3.FERRING ASSET PURCHASE AGREEMENT AND DISCONTINUED OPERATIONS

On March 8, 2017, the Company entered into the Ferring Asset Purchase Agreement, pursuant to which, and on the terms and subject to the conditions thereof, among other things, the Company agreed to sell to Ferring its assets and rights (the “Purchased Assets”) related to the business of developing, marketing, distributing, and commercializing, outside the United States, the Company’s products currently marketed or in development, intended for the topical treatment of sexual dysfunction (the “Product Business”), including products sold under the name Vitaros (the “Products”) for approximately $12.7 million. The Purchased Assets include, among other things, certain pending and registered patents and trademarks, contracts, manufacturing equipment and regulatory approvals relating to the Products outside of the United States. The Company retained the U.S. development and commercialization rights for Vitaros and a license from Ferring (the “Ferring License”) for intellectual property rights for Vitaros and other products which relate to development both within the United States and internationally.
Pursuant to the terms of the Ferring Asset Purchase Agreement, Ferring paid the Company $11.5 million in cash at closing and paid approximately $0.7 million for the value of inventory related to the Products in April 2017. The Company was also eligible to receive two additional quarterly payments totaling $0.5 million for transition services, the first of which was received in July 2017 and the second of which was received in September 2017. The Company used a portion of the proceeds from the sale of the Purchased Assets to repay all amounts owed, including applicable termination fees, under the Credit Facility, which was approximately $6.6 million. The extinguishment of the Credit Facility was a stipulation of the Ferring Asset Purchase Agreement; however, since it was corporate debt, the loss on extinguishment was not offset against the gain on the sale of the Purchased Assets.
As of the transaction date, Ferring assumed responsibility for future obligations under the purchased contracts and regulatory approvals, as well as other liabilities associated with the Purchased Assets arising after the closing date, including $1.1 million, the remainder of the installment payments owed by the Company to Sandoz as a condition under the termination agreement between the two parties. The Company retained all liabilities associated with the Purchased Assets arising prior to the closing date.
Under the Ferring Asset Purchase Agreement, the Company has also agreed to indemnify Ferring for, among other things, breaches of its representations, warranties and covenants, any liability for which it remains responsible and its failure to pay certain taxes or comply with certain laws, subject to a specified deductible in certain cases. The Company’s aggregate liability under such indemnification claims is generally limited to $2.0 million.
At the closing of the Ferring Asset Purchase Agreement, the Company entered into the Ferring License with respect to certain intellectual property rights necessary to or useful for its exploitation of the Purchased Assets within the United States and for its exploitation of the Purchased Assets in certain fields outside of sexual dysfunction, including for the treatment of Raynaud’s Phenomenon, outside the United States. The parties granted one another a royalty free, perpetual and non-exclusive license to product know-how in their respective fields and territories and Ferring granted the Company a royalty-free, perpetual and exclusive license to certain patents in the field of sexual dysfunction in the United States and in certain fields other than sexual dysfunction outside of the United States.

The Ferring Asset Purchase Agreement was treated as a sale of a business and the total proceeds from the sale were allocated to the Purchased Assets. The total gain on sale of the Purchased Assets to Ferring consisted of the following (in thousands):

Upfront payment received	$11,500
Transition services payments	500
Payment received for inventory	709
Total proceeds from sale	$12,709
Carrying value of assets sold in sale	(1,578)
Liabilities transferred upon sale	1,186
Total gain on sale of Purchased Assets	$12,317
Discontinued Operations
The Company had $0.02 million in accrued expenses related to discontinued operations as of September 30, 2018. There were no assets and liabilities presented as discontinued operations as of December 31, 2017. The operating results related to discontinued operations during the three and nine months ended September 30, 2018 and 2017 are as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Product sales	$—	$—	$—	$143
Royalty revenue	—	—	—	368
Cost of goods sold	—	—	(24)	(74)
Operating expenses	—	(73)	—	(821)
Other expense	—	—	—	(16)
Gain on sale	—	250	—	12,317
Income (loss) from discontinued operations	$—	$177	$(24)	$11,917
Product sales, royalty revenue and cost of goods sold all relate to the sale of Vitaros product outside of the United States. Historically, the Company relied on its former commercial partners to sell Vitaros in approved markets and received royalty revenue from its former commercial partners based upon the amount of those sales. Royalty revenues were computed and recognized on a quarterly basis, typically one quarter in arrears, and at the contractual royalty rate pursuant to the terms of each respective license agreement. Operating expenses for the prior period include primarily patent and legal fees and accounting expenses incurred in connection with the Ferring Asset Purchase Agreement.

2.FERRING ASSET PURCHASE AGREEMENT AND DISCONTINUED OPERATIONS

On March 8, 2017, the Company entered into the Ferring Asset Purchase Agreement, pursuant to which, and on the terms and subject to the conditions thereof, among other things, the Company agreed to sell to Ferring its assets and rights (the “Purchased Assets”) related to the business of developing, marketing, distributing, and commercializing, outside the United States, the Company’s products currently marketed or in development, intended for the topical treatment of sexual dysfunction (the “Product Business”), including products sold under the name Vitaros (the “Products”) for approximately $12.7 million. The Purchased Assets include, among other things, certain pending and registered patents and trademarks, contracts, manufacturing equipment and regulatory approvals relating to the Products outside of the United States. The Company retained the U.S. development and commercialization rights for Vitaros and a license from Ferring (the “Ferring License”) for intellectual property rights for Vitaros and other products which relate to development both within the United States and internationally.
Pursuant to the terms of the Ferring Asset Purchase Agreement, Ferring paid the Company $11.5 million in cash at closing and paid approximately $0.7 million for the value of inventory related to the Products in April 2017. The Company was also eligible to receive two additional quarterly payments totaling $0.5 million for transition services, the first of which was received in July 2017 and the second of which was received in September 2017. The Company used a portion of the proceeds from the sale of the Purchased Assets to repay all amounts owed, including applicable termination fees, under the Credit Facility, which was approximately $6.6 million. The extinguishment of the Credit Facility was a stipulation of the Ferring Asset Purchase Agreement; however, since it was corporate debt, the loss on extinguishment was not offset against the gain on the sale of the Purchased Assets.
As of the transaction date, Ferring assumed responsibility for future obligations under the purchased contracts and regulatory approvals, as well as other liabilities associated with the Purchased Assets arising after the closing date, including $1.1 million, the remainder of the installment payments owed by the Company to Sandoz as a condition under the termination agreement between the two parties. The Company retained all liabilities associated with the Purchased Assets arising prior to the closing date.
Under the Ferring Asset Purchase Agreement, the Company has also agreed to indemnify Ferring for, among other things, breaches of its representations, warranties and covenants, any liability for which it remains responsible and its failure to pay certain taxes or comply with certain laws, subject to a specified deductible in certain cases. The Company’s aggregate liability under such indemnification claims is generally limited to $2.0 million.
At the closing of the Ferring Asset Purchase Agreement, the Company entered into the Ferring License with respect to certain intellectual property rights necessary to or useful for its exploitation of the Purchased Assets within the United States and for its exploitation of the Purchased Assets in certain fields outside of sexual dysfunction, including for the treatment of Raynaud’s Phenomenon, outside the United States. The parties granted one another a royalty free, perpetual and non-exclusive license to product know-how in their respective fields and territories and Ferring granted the Company a royalty-free, perpetual and exclusive license to certain patents in the field of sexual dysfunction in the United States and in certain fields other than sexual dysfunction outside of the United States.

The Ferring Asset Purchase Agreement was treated as a sale of a business and the total proceeds from the sale were allocated to the Purchased Assets. The total gain on sale of the Purchased Assets to Ferring consisted of the following:

Upfront payment received	$11,500
Transition services payments	500
Payment received for inventory	709
Total proceeds from sale	$12,709
Carrying value of assets sold in sale	(1,578)
Liabilities transferred upon sale	1,186
Total gain on sale of Purchased Assets	$12,317

Discontinued Operations
The Company had no assets and liabilities presented as discontinued operations as of December 31, 2017. The carrying amounts of the assets and liabilities of the Company’s discontinued operations as of December 31, 2016 are as follows (in thousands):

December 31, 2016
Accounts receivable	$530
Inventories	764
Prepaid expenses and other current assets	76
Current assets of discontinued operations	1,370
Property and equipment, net	842
Total assets of discontinued operations	$2,212

Accounts payable	197
Accrued expenses	1,737
Total liabilities of discontinued operations	$1,934
The operating results of the Company’s discontinued operations are as follows (in thousands):

	Year Ended December 31,
	2017	2016
Product sales	$143	$675
Royalty revenue	368	1,088
License fee revenue	—	4,000
Cost of goods sold	(74)	(511)
Cost of Sandoz rights	(10)	(3,380)
Operating expenses	(658)	(1,606)
Other expense	(16)	(40)
Gain on sale	12,317	—
Income from discontinued operations	$12,070	$226
Product sales, royalty revenue and cost of goods sold all relate to the sale of Vitaros product outside of the United States. Historically, the Company relied on its former commercial partners to sell Vitaros in approved markets and received royalty revenue from its former commercial partners based upon the amount of those sales. Royalty revenues were computed and recognized on a quarterly basis, typically one quarter in arrears, and at the contractual royalty rate pursuant to the terms of each respective license agreement. The Company recorded $0.4 million in royalty revenue during the year ended December 31, 2017 related to sales of Vitaros prior to the completion of the Ferring Asset Purchase Agreement, during the fourth quarter of 2016 and the first quarter of 2017. “Cost of Sandoz rights” represents the payments owed by the Company to Sandoz as a condition under the termination agreement between the two parties related to Vitaros outside of the United States. Operating expenses for the current periods include primarily patent and legal fees and accounting expenses incurred in connection with the Ferring Asset Purchase Agreement.